Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (304,888)	$ (45,518)	¥ (193,884)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	33,859	5,055	19,849
Share-based compensation	15,598	2,329	26,874
Amortization of right-of use assets and interest of lease liabilities	9,147	1,365	6,666
Foreign exchange gain, net	3,395	507	1,101
Changes in operating assets and liabilities:
Prepayments and other current assets	19,704	2,941	(20,521)
Amounts due to related party	2,563	383
Accruals and other current liabilities	23,858	3,562	27,014
Other non-current assets	(46)	(7)
Lease liabilities	(7,200)	(1,075)	(5,808)
Other non-current liabilities	(700)	(104)	10,104
Net cash used in operating activities	(204,710)	(30,562)	(128,605)
Cash flows from investing activities:
Purchase of property, equipment and software	(24,597)	(3,672)	(23,906)
Investments in short-term investments	(238,605)	(35,623)	(5,000)
Proceeds from disposal of short-term investments	70,021	10,454	20,009
Net cash generated from (used in) investing activities	(193,181)	(28,841)	(8,897)
Cash flows from financing activities:
Proceeds from initial public offering and over-allotment, net of underwriting commissions			1,448,959
Proceeds from exercise of options and restricted share units	131	20
Proceeds from bank borrowings	49,600	7,405	21,233
Repayments of bank borrowings	(17,179)	(2,565)	(10,405)
Payment of "at the market offering" costs	(744)	(111)
Payment of initial public offering costs			(14,458)
Net cash generated from financing activities	31,808	4,749	1,445,329
Effect of exchange rate on cash and cash equivalents	72,195	10,778	(12,238)
Net increase (decrease) cash and cash equivalents	(293,888)	(43,876)	1,295,589
Cash and cash equivalents at the beginning of year	1,829,006	273,063	754,308
Cash and cash equivalents at the end of the period	1,535,118	229,187	2,049,897
Supplemental cashflow disclosures:
Interest paid	3,082	460	2,647
Non-cash activities:
Accretion of convertible redeemable preferred shares to redemption value	¥ 0	$ 0	¥ 1,989